INCOME TAXES (Income (Loss) Before Taxes on Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic	$ (31,555)	$ (15,652)	$ (22,758)
Foreign	4,407	1,176	230
Loss before taxes on income	$ (27,148)	$ (14,476)	$ (22,528)